SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

The Company's reportable operating segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operational segments are determined based on the Company’s management and internal reporting structure. Operating segments are summarized as follows:

Operational Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Hunan	Yunxiang	BYP
Guangdong	Guangdong Found	GC
Other	SX Gold	XHP
Administrative
Vancouver	Silvercorp Metals Inc. and holding companies
Beijing	Silvercorp Metals (China) Inc.

(a) Segmented information for assets and liabilities are as follows:

March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$66,992	$1,540	$11,870	$529	$5,435	$48,495	$134,861
Plant and equipment	47,600	4,319	15,354	255	932	157	68,617
Mineral rights and properties	197,274	7,222	26,670	7,754	-	-	238,920
Investment in an associate	-	-	-	-	-	38,703	38,703
Other investments	-	-	-	-	-	9,253	9,253
Reclamation deposits	5,330	-	2,616	-	-	7	7,953
Long-term prepaids and deposits	369	104	170	126	-	-	769
Total assets	$317,565	$13,185	$56,680	$8,664	$6,367	$96,615	$499,076

Current liabilities	$27,000	$1,391	$4,036	$2,548	$1,102	$1,796	$37,873
Deferred income tax liabilities	33,337	997	-	-	-	-	34,334
Environmental rehabilitation	11,623	998	774	293	-	-	13,688
Total liabilities	$71,960	$3,386	$4,810	$2,841	$1,102	$1,796	$85,895

March 31, 2018
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$82,567	$1,833	$7,911	$699	$1,574	$28,220	$122,804
Plant and equipment	47,933	4,911	16,988	137	1,104	138	71,211
Mineral rights and properties	194,635	7,470	29,749	226	-	-	232,080
Investment in an associate	-	-	-	-	-	38,001	38,001
Other investments	-	-	-	-	-	6,132	6,132
Reclamation deposits	5,544	-	160	-	-	8	5,712
Long-term prepaids and deposits	311	108	325	210	-	-	954
Total assets	$330,990	$14,322	$55,133	$1,272	$2,678	$72,499	$476,894

Current liabilities	$22,419	$1,652	$3,485	$2,745	$474	$1,532	$32,307
Deferred income tax liabilities	32,382	928	-	-	-	-	33,310
Environmental rehabilitation	10,929	989	887	293	-	-	13,098
Total liabilities	$65,730	$3,569	$4,372	$3,038	$474	$1,532	$78,715

(b) Segmented information for operating results are as follows:

Year ended March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan(1)	Guangdong	Other	Beijing	Vancouver
Sales	$141,483	$-	$29,036	$-	$-	$-	$170,519
Cost of sales	(68,346)	-	(18,976)	-	-	-	(87,322)
Gross profit	73,137	-	10,060	-	-	-	83,197

Operating expenses	(8,788)	(961)	(2,934)	(810)	(1,591)	(7,218)	(22,302)
Impairment recovery, net	-	-	-	7,279	-	1,899	9,178
Finance items, net	1,131	(127)	51	(11)	145	1,656	2,845
Income tax expenses	(15,588)	(128)	-	-	(2)	(5,153)	(20,871)
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047

Attributable to:
Equity holders of the Company	39,008	(851)	6,825	5,006	(1,448)	(8,816)	39,724
Non-controlling interests	10,884	(365)	352	1,452	-	-	12,323
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047
(1) Hunan's BYP project was placed on care and maintenance in August 2014;
Year ended March 31, 2018
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Sales	$142,113	$-	$27,926	$-	$-	$-	$170,039
Cost of sales	(64,321)	-	(17,834)	-	-	-	(82,155)
Gross profit	77,792	-	10,092	-	-	-	87,884

Operating (expenses) income	(8,136)	(1,164)	(2,726)	1,755	(1,321)	(5,581)	(17,173)
Impairment recovery, net	-	-	-	-	-	4,714	4,714
Finance items, net	580	(83)	9	(11)	250	1,645	2,390
Income tax expenses	(17,894)	(1)	-	-	(1)	(1,023)	(18,919)
Net income (loss)	$52,342	$(1,248)	$7,375	$1,744	$(1,072)	$(245)	$58,896

Attributable to:
Equity holders of the Company	40,799	(874)	7,034	1,352	(1,072)	(245)	46,994
Non-controlling interests	11,543	(374)	341	392	-	-	11,902
Net income (loss)	$52,342	$(1,248)	$7,375	$1,744	$(1,072)	$(245)	$58,896

(c) Sales by metal

The sales generated for the years ended March 31, 2019 and 2018 were all earned in China and are comprised of:

	Year ended March 31, 2019
	Henan Luoning	Guangdong	Total
Silver (Ag)	$74,702	$5,952	$80,654
Gold (Au)	3,642	-	3,642
Lead (Pb)	55,739	8,372	64,111
Zinc (Zn)	6,305	14,349	20,654
Other	1,095	363	1,458
	$141,483	$29,036	$170,519

	Year ended March 31, 2018
	Henan Luoning	Guangdong	Total
Silver (Ag)	$75,891	$6,463	$82,354
Gold (Au)	3,232	-	3,232
Lead (Pb)	55,488	6,763	62,251
Zinc (Zn)	7,000	14,462	21,462
Other	502	238	740
	$142,113	$27,926	$170,039

(d) Major customers

For the year ended March 31, 2019, four major customers (year ended March 31, 2018 - three) accounted for 12% to 26%, (year ended March 31, 2018 - 22%, 25% and 28%) and collectively 67% (year ended March 31, 2018 - 75%) of the total sales of the Company as reported across the Henan Luoning and Guangdong segments.